Business segments	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Business segments
Business segments
Beginning with the first quarter of 2016, the Company realigned its segments. Completions was designated as a separate segment in recognition of its expanded operations and its significant growth potential. The Company is reporting its results of operations in the following three reportable segments: Drilling & Subsea ("D&S"), Completions and Production & Infrastructure ("P&I"), instead of the original two reportable segments. Management’s change in the composition of the Company’s reporting segments was made in order to align with activity drivers and the customers of our product group, and how management reviews and evaluates operating performance. This change is reflected on a retrospective basis in accordance with generally accepted accounting principles.
The D&S segment designs, manufactures and supplies products and provides related services to the drilling and subsea construction and services markets. The Completions segment designs, manufactures and supplies products and provides related services to the well construction, completion, stimulation, and intervention markets. The P&I segment designs, manufactures and supplies products, and provides related equipment and services for production and infrastructure markets.
The Company’s reportable segments are strategic units that offer distinct products and services. They are managed separately since each business segment requires different marketing strategies. Operating segments have not been aggregated as part of a reportable segment. The Company evaluates the performance of its reportable segments based on operating income. This segmentation is representative of the manner in which our Chief Operating Decision Maker ("CODM") and our Board of Directors view the business. We consider the CODM to be the Chief Executive Officer.

The amounts indicated below as "Corporate" relate to costs and assets not allocated to the reportable segments. Summary financial data by segment follows (in thousands):

	Year ended December 31,
	2015	2014	2013
Net sales:
Drilling & Subsea	$487,299	$864,320	$727,779
Completions	267,236	441,345	336,076
Production & Infrastructure	320,442	436,271	462,534
Intersegment eliminations	(1,325)	(2,219)	(1,578)
Total net sales	$1,073,652	$1,739,717	$1,524,811

Operating income (loss):
Drilling & Subsea	$6,890	$131,072	$100,042
Completions	11,124	126,590	80,939
Production & Infrastructure	22,658	56,148	61,318
Corporate	(28,077)	(42,015)	(29,431)
Total segment operating income	12,595	271,795	212,868
Intangible asset and goodwill impairment	125,092	—	—
Transaction expenses	480	2,326	2,700
(Gain)/loss on sale of assets	746	1,431	614
Income (loss) from operations	$(113,723)	$268,038	$209,554

Depreciation and amortization
Drilling & Subsea	$33,348	$36,148	$32,984
Completions	24,317	20,135	18,405
Production & Infrastructure	7,377	7,856	8,815
Corporate	641	933	375
Total depreciation and amortization	$65,683	$65,072	$60,579

Capital expenditures
Drilling & Subsea	$13,803	$22,891	$35,915
Completions	8,401	19,942	7,787
Production & Infrastructure	3,102	4,569	8,229
Corporate	6,985	6,390	8,332
Total capital expenditures	$32,291	$53,792	$60,263
A summary of consolidated assets by reportable segment is as follows (in thousands):

	As of December 31,
Assets	2015	2014	2013
Drilling & Subsea	$912,324	$1,204,416	$1,220,369
Completions	728,745	726,972	671,772
Production & Infrastructure	187,741	231,771	231,734
Corporate	57,232	50,943	36,372
Total assets	$1,886,042	$2,214,102	$2,160,247

Corporate assets include primarily deferred tax assets and deferred loan costs.
Net sales by shipping destination and long-lived assets by country were as follows (in thousands):

	Year ended December 31,
Net sales:	2015		2014		2013
	$	%	$	%	$	%
United States	$646,928	60.3%	$1,049,609	60.3%	$918,795	60.2%
Europe & Africa	188,414	17.5%	305,376	17.6%	225,381	14.8%
Asia-Pacific	69,923	6.5%	154,669	8.9%	151,790	10.0%
Middle East	59,680	5.6%	65,498	3.8%	65,724	4.3%
Canada	57,837	5.4%	103,077	5.9%	99,081	6.5%
Latin America	50,870	4.7%	61,488	3.5%	64,040	4.2%
Total net sales	$1,073,652	100.0%	$1,739,717	100.0%	$1,524,811	100.0%

	As of December 31,
Long-lived assets:	2015	2014	2013
United States	$869,388	$932,173	$961,487
Europe & Africa	202,852	313,589	346,017
Canada	83,688	59,207	28,839
Asia-Pacific	8,192	9,132	9,465
Middle East	3,189	3,192	3,182
Latin America	921	1,650	1,789
Total long-lived assets	$1,168,230	$1,318,943	$1,350,779

Net sales by product lines were as follows (in thousands):

	Year ended December 31,
Net sales:	2015		2014		2013
	$	%	$	%	$	%
Drilling Technologies	$298,209	27.7%	$543,281	31.1%	$411,361	26.9%
Subsea Technologies	189,090	17.6%	321,039	18.5%	316,418	20.8%
Downhole Technologies	106,532	9.9%	190,771	11.0%	161,970	10.6%
Stimulation and Intervention	160,704	15.0%	250,574	14.4%	174,106	11.4%
Production Equipment	145,927	13.6%	228,815	13.2%	251,009	16.5%
Valve Solutions	174,515	16.3%	207,456	11.9%	211,525	13.9%
Eliminations	(1,325)	(0.1)%	(2,219)	(0.1)%	(1,578)	(0.1)%
Total net sales	$1,073,652	100.0%	$1,739,717	100.0%	$1,524,811	100.0%